BALANCE SHEETS - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Accounts receivable (note 6)	$ 36,955	$ 45,672
Deposits and prepaid expenses	3,516	3,709
Current portion of risk management asset (note 6)	9,852	31,910
Current assets	50,323	81,291
Non-current assets [abstract]
Risk management asset (note 6)	3,291	1,213
Deferred taxes (note 15)	0	48,298
Exploration and evaluation assets (note 8)	17,707	22,731
Property, plant and equipment (note 9)	1,164,422	1,187,390
Total assets	1,235,743	1,340,923
Non-current liabilities [abstract]
Credit Facilities (note 7)	0	52,066
Second Lien Notes (note 7)	137,097	0
Senior Notes (note 7)	196,000	305,409
Convertible Debentures (liability component) (note 7)	41,732	39,426
Risk management liability (note 6)	1,652	3,422
Other deferred liabilities (note 11)	10,863	7,402
Decommissioning liabilities (note 10)	61,487	58,687
Total liabilities	563,018	566,901
Current liabilities
Accounts payable and accrued liabilities	61,211	73,307
Current portion of other deferred liabilities (note 11)	1,909	20,790
Current portion of risk management liability (note 6)	917	4,468
Current portion of Credit Facilities (note 7)	47,763	0
Current portion of decommissioning liability (note 10)	2,387	1,924
Current liabilities	114,187	100,489
SHAREHOLDERS’ EQUITY
Shareholders’ capital (note 12)	1,112,619	1,068,377
Warrants (note 7)	1,652	0
Convertible Debentures (equity component) (note 7)	7,818	7,818
Contributed surplus	56,499	56,092
Retained earnings (deficit)	(505,863)	(358,265)
Total shareholders’ equity	672,725	774,022
Total liabilities and shareholders’ equity	$ 1,235,743	$ 1,340,923